TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	€ 5,862	€ 1,646
E U R [Member]
IfrsStatementLineItems [Line Items]
Total	2,139	1,584
G I P [Member]
IfrsStatementLineItems [Line Items]
Total		3
I L S [Member]
IfrsStatementLineItems [Line Items]
Total	150	59
A R S [Member]
IfrsStatementLineItems [Line Items]
Total	290
U S D [Member]
IfrsStatementLineItems [Line Items]
Total	212
M X N [Member]
IfrsStatementLineItems [Line Items]
Total	1,734
C O P [Member]
IfrsStatementLineItems [Line Items]
Total	€ 1,337